Note 17 - Deferred Income Tax and Social Contribution - Deferred Income Tax and Social Contribution by Type of Temporary Difference (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017
Statement Line Items [Line Items]
Gross deferred tax assets	R$ 5,313.9	R$ 4,123.3
Gross deferred tax liabilities	(4,734.9)	(4,483.2)
Net deferred tax assets / (liabilities)	579.0	(359.9)		R$ (18.3)
Netting by taxable entity	(2,363.8)	(2,058.6)
Netting by taxable entity	2,363.8	2,058.6
Net deferred tax assets	2,950.1	2,064.7	R$ 2,310.9
Net deferred tax liabilities	(2,371.1)	(2,424.6)	R$ (2,329.2)
Temporary differences, investment securities [member]
Statement Line Items [Line Items]
Gross deferred tax assets	10.0	10.0
Gross deferred tax liabilities
Net deferred tax assets / (liabilities)	10.0	10.0
Temporary differences, intangible assets [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1,067.5)	(1,031.1)
Net deferred tax assets / (liabilities)	(1,067.5)	(1,031.1)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Gross deferred tax assets	750.0	614.8
Gross deferred tax liabilities	(3.9)
Net deferred tax assets / (liabilities)	746.1	614.8
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Gross deferred tax assets	2,330.3	1,807.8
Gross deferred tax liabilities	(246.6)	(271.9)
Net deferred tax assets / (liabilities)	2,083.7	1,535.9
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Gross deferred tax assets	45.5	41.3
Gross deferred tax liabilities	(3.3)	(2.3)
Net deferred tax assets / (liabilities)	42.2	39.0
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Gross deferred tax assets	38.9	18.7
Gross deferred tax liabilities	(217.2)	(304.2)
Net deferred tax assets / (liabilities)	(178.3)	(285.5)
Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Gross deferred tax assets		2.5
Gross deferred tax liabilities		(78.5)
Net deferred tax assets / (liabilities)		(76.0)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Gross deferred tax assets	372.0	266.7
Gross deferred tax liabilities	(67.1)	(44.8)
Net deferred tax assets / (liabilities)	304.9	221.9
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Gross deferred tax assets	290.4	109.6
Gross deferred tax liabilities	(1,423.4)	(1,386.4)
Net deferred tax assets / (liabilities)	(1,133.0)	(1,276.8)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1,115.1)	(863.8)
Net deferred tax assets / (liabilities)	(1,115.1)	(863.8)
Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(421.6)	(421.6)
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Unused tax losses [member]
Statement Line Items [Line Items]
Gross deferred tax assets	877.3	791.0
Gross deferred tax liabilities	(148.4)
Net deferred tax assets / (liabilities)	728.9	791.0
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Gross deferred tax assets	465.9	363.1
Gross deferred tax liabilities	(2.3)	(24.0)
Net deferred tax assets / (liabilities)	463.6	339.1
Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Gross deferred tax assets	44.6	47.2
Gross deferred tax liabilities	(1.9)
Net deferred tax assets / (liabilities)	42.7	47.2
Temporary differences, other items [member]
Statement Line Items [Line Items]
Gross deferred tax assets	89.0	50.6
Gross deferred tax liabilities	(16.6)	(54.6)
Net deferred tax assets / (liabilities)	R$ 72.4	R$ (4.0)

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).